August 12, 2016	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	1290 Funds – Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File Nos. 333-195390 and 811-22959)

Ladies and Gentlemen:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). This transmission includes a conformed signature page for the Trust, the manually signed original of which is maintained at the office of the Trust.

The primary purpose of this filing is to add a new series to the Trust, 1290 Global Allocation Fund, which will have four classes of shares (Class A, Class C, Class I and Class R). This filing is not intended to affect the prospectus or statement of additional information of any class of any previously registered series of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
Anthony Geron, Esq.
Kiesha Astwood-Smith, Esq.
AXA Equitable Funds Management Group LLC

K&L GATES LLP

1601 K STREET N.W.    WASHINGTON    DC 20006

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